CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (79.3)	$ (73.5)
Adjustments for:
Loss on disposal of Blackwater	30.2	0.0
Foreign exchange (gain) loss	(1.4)	3.3
Depreciation and depletion	194.6	241.7
Financial instrument transaction costs	3.4	0.0
Other non-cash adjustments	55.3	17.5
Income tax expense (recovery)	4.3	(0.4)
Finance income	(1.1)	(2.2)
Finance costs	79.2	62.6
Reclamation and closure costs paid	(7.4)	(8.8)
Cash flows from (used in) operations before changes in working capital	277.8	240.2
Change in non-cash operating working capital	16.2	25.9
Income taxes recovered (paid)	0.8	(2.6)
Cash generated from operations	294.8	263.5
INVESTING ACTIVITIES
Mining interests	(284.2)	(253.3)
Proceeds from sale of Mesquite	9.1	12.4
Proceeds from sale of other assets	0.1	2.7
Investment acquisitions	(2.1)	0.0
Proceeds from sale of Blackwater	102.8	0.0
Government grant received	0.0	2.0
Interest received	1.1	2.2
Cash used by investing activities	(173.2)	(234.0)
FINANCING ACTIVITIES
Issuance and repayment of senior unsecured notes, net of transaction costs	(221.6)	(100.0)
Proceeds from New Afton free cash flow interest obligation, net of transaction costs	296.6	0.0
Proceeds received from issuance of shares	10.2	106.7
Lease payments	(11.0)	(13.0)
Cash settlement of gold stream obligation	(21.9)	(19.8)
Interest paid	(42.8)	(54.1)
Financing initiation costs	(1.4)	0.0
(Repayment) drawdown of credit facility	(30.0)	30.0
Cash used by financing activities	(21.9)	(50.2)
Effect of exchange rate changes on cash and cash equivalents	3.2	0.4
Change in cash and cash equivalents	102.9	(20.3)
Cash and cash equivalents, beginning of period	83.4	103.7
Cash and cash equivalents, end of period	186.3	83.4
Cash and cash equivalents are comprised of:
Cash	125.4	66.0
Short-term money market instruments	60.9	17.5
Cash and cash equivalents, end of period	$ 186.3	$ 83.4